Prepayments, Deposits and Other Receivables, Net	12 Months Ended
Mar. 31, 2025
Prepayments, Deposits and Other Receivables, Net [Abstract]
PREPAYMENTS, DEPOSITS AND OTHER RECEIVABLES, NET

NOTE 5 — PREPAYMENTS, DEPOSITS AND OTHER RECEIVABLES, NET

Prepayments, deposits and other receivables, net consist of the following:

	March 31, 2025	March 31, 2024
Prepayments of service fee	$144,315	$41,221
Prepaid research and development consulting fee	6,500,624	2,188,400
Prepayments of goods	1,664,247	735,445
Amount due from employees	950,459	86,351
Deposits	93,673	94,145
Other receivables	146,579	335,372
Less: allowance for expected credit loss	(142,722)	(91,707)
Prepayments, deposits and other current receivables, net	9,357,175	3,389,227
Less: amounts classified as non-current assets	(6,035,922)	(2,188,400)
Amount classified as current assets	$3,321,253	$1,200,827

The movement of allowance for expected credit loss is as follow:

	March 31, 2025	March 31, 2024
Balance at beginning of the year	$91,707	$35,364
Provision	51,763	58,501
Exchange adjustment	(748)	(2,158)
Ending balance	$142,722	$91,707